PRINCIPAL ACCOUNTING POLICIES - Installment credit and Nonrecourse securitization debt (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
PRINCIPAL ACCOUNTING POLICIES
Collateralized receivable related to financial services	¥ 1,000	¥ 700
Non-collateralized receivable related to financial services	2,900	1,900
Financing receivables, allowance for credit losses	¥ 209	¥ 112